Income Taxes	12 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Income before income taxes was derived from the following sources:

	2014	2013	2012
United States	$1,115,010	$653,622	$810,150
Foreign	441,710	657,379	766,548
	$1,556,720	$1,311,001	$1,576,698

Income taxes include the following:

	2014	2013	2012
Federal
Current	$377,404	$167,350	$255,991
Deferred	(45,643)	26,523	(48,252)
Foreign
Current	168,177	176,739	191,167
Deferred	(28,016)	(28,472)	(29)
State and local
Current	43,860	19,496	30,500
Deferred	(480)	581	(8,171)
	$515,302	$362,217	$421,206

A reconciliation of the Company's effective income tax rate to the statutory Federal rate follows:

	2014	2013	2012
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	1.8	1.0	0.9
Goodwill and intangible asset impairment	4.5	—	—
Tax related to international activities	(5.6)	(5.8)	(5.8)
Cash surrender value of life insurance	(0.9)	(0.7)	0.1
Federal manufacturing deduction	(1.0)	(1.0)	(1.6)
Research tax credit	(0.3)	(1.1)	(0.4)
Other	(0.4)	0.2	(1.5)
Effective income tax rate	33.1%	27.6%	26.7%

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of assets and liabilities. The differences comprising the net deferred taxes shown on the Consolidated Balance Sheet at June 30 were as follows:

	2014	2013
Retirement benefits	$550,034	$535,260
Other liabilities and reserves	128,848	113,257
Long-term contracts	46,006	26,714
Stock-based incentive compensation	64,267	59,274
Loss carryforwards	340,676	286,180
Unrealized currency exchange gains and losses	25,182	14,639
Inventory	18,668	15,570
Foreign tax credit carryforward	51,875	25,195
Depreciation and amortization	(571,107)	(527,860)
Valuation allowance	(348,837)	(273,413)
Net deferred tax asset	$305,612	$274,816

Change in net deferred tax asset:
Provision for deferred tax	$74,139	$1,368
Items of other comprehensive (loss)	(49,882)	(194,746)
Acquisitions and other	6,539	(81,067)
Total change in net deferred tax	$30,796	$(274,445)

As of June 30, 2014, the Company has recorded deferred tax assets of $340,676 resulting from $1,212,459 in loss carryforwards. A valuation allowance of $323,358 related to the loss carryforwards has been established due to the uncertainty of realizing certain deferred tax assets. Of this valuation allowance, $296,598 relates to non-operating entities whose loss carryforward utilization is considered to be remote. Some of the loss carryforwards can be carried forward indefinitely; others can be carried forward from three to 20 years. In addition, a valuation allowance of $25,479 related to future deductible items has been established due to the uncertainty of their realization. These future deductible items are recorded in the other liabilities and reserves line in the table above.
Provision has not been made for additional U.S. or foreign taxes on undistributed earnings of certain international operations as those earnings will continue to be reinvested. It is not practicable to estimate the additional taxes, including applicable foreign withholding taxes, that might be payable on the eventual remittance of such earnings. Accumulated undistributed earnings reinvested in international operations amounted to approximately $2,800,000 at June 30, 2014.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2014	2013	2012
Balance July 1	$107,440	$109,735	$81,156
Additions for tax positions related to current year	7,752	10,285	66,500
Additions for tax positions of prior years	55,136	10,719	11,047
Reductions for tax positions of prior years	(1,359)	(20,683)	(23,456)
Reductions for settlements	(1,856)	(4,266)	(23,434)
Reductions for expiration of statute of limitations	(5,005)	(437)	(1,636)
Effect of foreign currency translation	2,705	2,087	(442)
Balance June 30	$164,813	$107,440	$109,735

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was $71,898, $60,876 and $61,601 as of June 30, 2014, 2013 and 2012, respectively. If recognized, a significant portion of the gross unrecognized tax benefits as of June 30, 2014 would be offset against an asset currently recorded in the Consolidated Balance Sheet. The accrued interest related to the gross unrecognized tax benefits, excluded from the amounts above, was $8,198, $5,184 and $3,676 as of June 30, 2014, 2013 and 2012, respectively.
The Company and its subsidiaries file income tax returns in the United States and in various foreign jurisdictions. In the normal course of business, the Company's tax returns are subject to examination by taxing authorities throughout the world. The Company is no longer subject to examinations of its federal income tax returns by the United States Internal Revenue Service for fiscal years through 2012. All significant state, local and foreign tax returns have been examined for fiscal years through 2006. The Company does not anticipate that, within the next twelve months, the total amount of unrecognized tax benefits will significantly change due to the settlement of examinations and the expiration of statute of limitations.